NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2013
NONCONTROLLING INTEREST
23.	NONCONTROLLING INTEREST

	Jiewen	Guodian	ISST	Kunshan	iHealthStone	iSS-iSYS	SZ- Information	Total

Balance as of January 1, 2011	$287	$719	$—	$—	$—	$—	$—	$1,006
Net (loss) income	(40)	225		—	(32)	(2)	—	151
Noncontrolling interest acquired in connection with the acquisitions of iHealthStone	—	—	—	—	(14)	—	—	(14)
Capital contribution from noncontrolling shareholder of iHealthStone	—	—	—	—	46	—	—	46
Capital contribution from noncontrolling shareholder of iSS-iSYS	—	—	—	—	—	350	—	350
Foreign currency translation adjustment	12	42	—	—	—	6	—	60

Balance as of December 31, 2011	259	986	—	—	—	354	—	1,599
Net (loss) income	(6)	123	—	—	(38)	(28)	(78)	(27)
Capital contribution from noncontrolling shareholder of SZ- Information	—	—	—	—	—	—	1,279	1,279
Acquisition of noncontrolling interest of iHealthStone (i)	—	—	—	—	38	—	—	38
Foreign currency translation adjustment	5	10	—	—	—	3	4	22

Balance as of December 31, 2012	258	1,119	—	—	—	329	1,205	2,911
Net (loss) income	(47)	(38)	—	—	—	5	(370)	(450)
Capital contribution from noncontrolling shareholder of ISST	—	—	4,025	—	—	—	—	4,025
Capital contribution from noncontrolling shareholder of Kunshan	—	—	—	821	—	—	—	821
Foreign currency translation adjustment	7	33	105	5	—	10	31	191

Balance as of December 31, 2013	$218	$1,114	$4,130	$826	$—	$344	$866	$7,498

(i)	In July 2012, the Company paid $9 to acquire the noncontrolling interest in iHealthStone. After the acquisition, iHealthStone becomes a wholly owned subsidiary of the Company.